Promissory Notes (Tables)	12 Months Ended
Mar. 31, 2026
Promissory Notes [Abstract]
Schedule of Promissory Notes

Promissory notes as of March 31, 2026 are as follows:

		Maturity		Weighted average interest rate as of March 31,		Balance as of March 31,
Holder	Type	date	Currency	2025	2026	2025	2026	2026
						HK$	HK$	US$
CROM Structured Opportunities Fund I, LP (note a)	Convertible senior promissory note – debt host	December 21, 2030	US$	—	10%	—	(5,083,250)	(648,374)
First Fire Global Opportunities Fund, LLC (note b)	Convertible senior promissory note – debt host	December 24, 2030	US$	—	10%	—	(5,835,846)	(744,368)
							(10,919,096)	(1,392,742)

CROM Structured Opportunities Fund I, LP (note a)	Convertible senior promissory note – embedded derivative	December 21, 2030	US$	—	—	—	(6,022,116)	(768,127)
First Fire Global Opportunities Fund, LLC (note b)	Convertible senior promissory note – embedded derivative	December 24, 2030	US$	—	—	—	(6,030,109)	(769,146)
						—	(12,052,225)	(1,537,273)
Total						—	(22,971,321)	(2,930,015)

Note:

(a)	On December 21, 2025, the Company issued a senior promissory note to CROM Structured Opportunities Fund I, LP with a principal amount of US$1,100,000 and a purchase price of US$1,000,000, reflecting an original issue discount of US$100,000. The note includes an initial interest charge and contractual accretion features that increase the outstanding principal balance by 10% on each annual anniversary date, with additional accretion if the maturity date is extended from 60 months to 84 months.

The holder may convert outstanding principal and interest into ordinary shares at a variable conversion price equal to 90% of the lowest daily Volume-Weigthed Average Price (“VWAP”) of the Company’s shares during the five trading days prior to the conversion date, subject to anti-dilution protections, a 4.99% ownership cap, and forced-conversion provisions at maturity. The notes also include penalty and buy-in mechanisms for delayed share delivery.
(b)	On December 24, 2025, the Company issued a senior promissory note to FirstFire Global Opportunities Fund, LLC with a principal amount of US$1,100,000 and a purchase price of US$1,000,000, reflecting an original issue discount of US$100,000. The note includes an initial interest charge and contractual accretion features that increase the outstanding principal balance by 10% on each annual anniversary date, with additional accretion if the maturity date is extended from 60 months to 84 months.

The holder may convert outstanding principal and interest into ordinary shares at a variable conversion price equal to 90% of the lowest daily Volume-Weigthed Average Price (“VWAP”) of the Company’s shares during the five trading days prior to the conversion date, subject to anti-dilution protections, a 4.99% ownership cap, and forced-conversion provisions at maturity. The notes also include penalty and buy-in mechanisms for delayed share delivery.

Schedule of Changes in the Fair Value of Embedded Derivative of Promissory Notes

The following table presents changes in the fair value of the embedded derivative of promissory notes:

	Balance as of March 31, 2026
	HK$	US$
Fair value of embedded derivative at issuance	13,235,347	1,688,182
Change in fair value	(1,183,122)	(150,909)
Fair value of embedded derivative at March 31, 2026	12,052,225	1,537,273